Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Financial instruments

Financial instruments

All financial liabilities (including liabilities designated at fair value through profit and loss “FVTPL”) are recognized initially at fair value on the date at which the Company becomes a party to the contractual provisions of the instrument. The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at FVTPL) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.

The Company has elected to account for its secured note liability and all embedded derivatives as a single financial liability. The change in fair value of the secured note liability is recognized in profit or loss. The change in the fair value related to the Company’s own credit risk is recorded through other comprehensive income (loss).

Significant estimates

Significant estimates

The Company measures the fair value of its secured note liability using a Monte Carlo simulation model. Significant inputs and assumptions into this model include future silver prices, discount rates, forecasted silver production, and probabilities of Environmental Assessment Certificate (“EAC”) expiry, achieving commercial production and securing project financing. Changes to these inputs and assumptions could have a significant impact on the measurement of the secured note liability. Refer to Note 12 for further information.

Capitalization of borrowing costs

Capitalization of borrowing costs

Borrowing costs are capitalized and allocated specifically to qualifying assets when funds have been borrowed, either to specifically finance a project or for general borrowings during the period of construction. Qualifying assets are defined as assets that require more than nine months to be brought to the location and condition intended by management. Capitalization of borrowing costs ceases when such assets are ready for their intended use.